Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following Pay Versus Performance information presents the compensation of our NEOs disclosed in the Summary Compensation Table (“SCT”), as well as compensation actually paid (“CAP”) to our NEOs and certain performance measure results prepared in accordance with Item 402(v) of SEC Regulation S-K.

As discussed further below, the CAP amounts do not necessarily represent actual compensation earned or realized by our NEOs in a given year. The Compensation Committee did not consider the Pay Versus Performance information in making its compensation decisions for our NEOs. For additional information about our performance-based pay philosophy and how the Compensation Committee aligns executive compensation with our performance, refer to “Named Executive Officer Compensation — Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non- PEO NEOs ($)(1)(2)	TSR ($)(3)	Peer Group TSR ($)(3)	Net Income (in thousands)($)(4)	Company-Selected Measure: Revenue Growth Rate (5)
2023	14,643,469	138,253,668	5,936,147	48,844,169	365.00	225.75	427,374	2%
2022	20,664,936	(66,596,378)	8,578,977	(18,412,649)	203.03	136.90	437,672	49%
2021	20,254,831	114,053,034	7,227,671	35,989,415	281.12	213.35	242,023	43%
2020	14,670,153	166,896,795	4,194,878	50,263,845	207.49	151.14	164,375	34%

(1)

For each of 2023, 2022, 2021 and 2020 (each, a “Covered Year”), our CEO, Mr. Hsing, served as our principal executive officer (“PEO”). For each Covered Year, our non-PEO NEOs were Mr. Blegen, Mr. Xiao, Mr. Sciammas and Ms. Tseng.

(2)	The CAP amounts reflect the following adjustments to the SCT amounts for each Covered Year:

PEO Total Compensation Amount	$ 14,643,469	$ 20,664,936	$ 20,254,831	$ 14,670,153
PEO Actually Paid Compensation Amount	$ 138,253,668	(66,596,378)	114,053,034	166,896,795
Adjustment To PEO Compensation, Footnote

PEO:

Reconciliation of SCT amounts to CAP amounts (a)		FY 2023 ($)	FY 2022 ($)	FY 2021 ($)	FY 2020 ($)

Total SCT amounts		14,643,469	20,664,936	20,254,831	14,670,153
-	“Stock Awards” amounts under the SCT	(12,311,787)	(13,865,090)	(13,782,908)	(12,395,153)
+	Covered Year-end fair value of awards granted in the Covered Year that are outstanding and unvested as of the end of the Covered Year	16,607,564	13,362,890	18,645,892	25,907,039
+/-	Change in fair value (from prior year-end to Covered Year-end) of awards granted prior to Covered Year that are outstanding and unvested as of the end of the Covered Year	66,793,621	(60,534,831)	73,338,316	118,265,198
+/-	Change in fair value (from prior year-end to vesting date) of awards granted prior to Covered Year that vested in the Covered Year	52,520,801	(26,224,283)	15,596,903	20,449,558
Total CAP amounts		138,253,668	(66,596,378)	114,053,034	166,896,795

Non-PEO NEO Average Total Compensation Amount	$ 5,936,147	8,578,977	7,227,671	4,194,878
Non-PEO NEO Average Compensation Actually Paid Amount	$ 48,844,169	(18,412,649)	35,989,415	50,263,845
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs:

Reconciliation of SCT amounts to CAP amounts (a)		FY 2023 ($)	FY 2022 ($)	FY 2021 ($)	FY 2020 ($)

Total SCT amounts		5,936,147	8,578,977	7,227,671	4,194,878
-	“Stock Awards” amounts under the SCT	(4,729,791)	(5,061,001)	(3,880,508)	(3,189,878)
+	Covered Year-end fair value of awards granted in the Covered Year that are outstanding and unvested as of the end of the Covered Year	6,380,090	3,843,543	5,249,657	6,629,115
+/-	Change in fair value (from prior year-end to Covered Year-end) of awards granted prior to Covered Year that are outstanding and unvested as of the end of the Covered Year	25,927,600	(19,793,194)	23,214,310	36,946,829
+/-	Change in fair value (from prior year-end to vesting date) of awards granted prior to Covered Year that vested in the Covered Year	15,330,123	(7,053,985)	4,178,285	5,682,901
+	Excess fair value for award modifications	-	1,073,011	-	-
Total CAP amounts		48,844,169	(18,412,649)	35,989,415	50,263,845

        ______________

(a)

Our equity awards include PSUs with a purchase price condition, MSUs and MPSUs. The grant date fair value for these awards was determined using a Monte Carlo simulation model. Assumptions used in the grant date valuation are disclosed in our 2023 Annual Report. For equity awards vested during the applicable Covered Year, the fair value was based on the closing stock price plus accumulated dividend equivalents at the vesting date. For outstanding equity awards for which the performance conditions have not been achieved, the year-end fair value was determined using a Monte Carlo simulation model. The increases or decreases in the year-end fair value were mainly driven by changes in our stock price. For outstanding equity awards for which all the performance conditions have been achieved but additional time-based service conditions are required, the year-end fair value was based on the closing stock price plus accumulated dividend equivalents.

(3)

For purposes of this tabular disclosure, our peer group represents the PHLX Index, which we also disclose in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2023 Annual Report. For each Covered Year, our TSR and our peer group’s TSR were calculated as the cumulative TSR from December 31, 2019 through the last day of the applicable Covered Year, assuming that $100 was invested on December 31, 2019. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	The amounts represent GAAP net income.

(5)

In our assessment, the Company-Selected Measure is our revenue growth rate, which represents the most important financial performance measure used by us to link CAP to our NEOs for 2023 to our performance. Refer to “Named Executive Officer Compensation — Compensation Discussion and Analysis” for further discussion. Revenue growth rate represents the year-over-year percentage increase in GAAP revenue. While the performance measure under our long-term equity compensation program for 2023 is based on the average of our three-year revenue growth rate, the Company-Selected Measure presented in the table covers our one-year revenue growth rate for each applicable Covered Year in accordance with SEC rules.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between CAP and Performance Measures

Because our executive compensation program is significantly comprised of performance-based equity awards, the primary determinants of the CAP amounts, as calculated under SEC rules, are our stock price, actual payouts from awards vested during the applicable Covered Year, and the number of outstanding awards based on projected and actual performance achievement. As shown in the table above, the CAP amounts include year-end revaluations of equity awards granted in the applicable Covered Year, plus the year-over-year changes in the fair value of vested and outstanding equity awards granted in multiple historical years, all of which are heavily impacted by the performance of our stock price.

Relationship Between CAP and TSR:

The following chart compares the CAP amounts to the cumulative TSR since December 31, 2019, measured as of the last day of each Covered Year.

Compensation Actually Paid vs. Net Income

Relationship Between CAP and Net Income:

The following chart compares the CAP amounts to our net income for each Covered Year.

Net income is not a direct performance measure in our executive compensation program. However, we use non-GAAP operating income as the performance measure in our short-term cash incentive plan. Net income and non-GAAP operating income metrics measure different levels of our profitability. The CAP amounts do not always correlate to our profitability because our executive compensation program is heavily weighted towards long-term equity awards, which could vary significantly in value with changes to our stock price.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between CAP and Company-Selected Measure:

The following chart compares the CAP amounts to the Company-Selected Measure for each Covered Year.

While the performance measure for our 2023 equity awards takes into consideration the average of our three-year revenue growth rate, we presented our one-year revenue growth rate as the Company-Selected Measure in accordance with SEC rules. In addition, since our executive compensation program is heavily weighted towards long-term equity awards, the CAP calculations in any Covered Year are largely impacted by changes to our stock price.

Tabular List, Table

Performance Measures

The following list includes the financial performance measures that, in our assessment, represent the most important financial performance measures used by us to link CAP to our NEOs for 2023 to our performance. These measures are not ranked.

1.	Revenue growth rate
2.	Non-GAAP operating income
3.	Manufacturing capacity outside of China

Total Shareholder Return Amount	$ 365	203.03	281.12	207.49
Peer Group Total Shareholder Return Amount	225.75	136.9	213.35	151.14
Net Income (Loss)	$ 427,374,000	$ 437,672,000	$ 242,023,000	$ 164,375,000
Company Selected Measure Amount	2	49	43	34
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue growth rate
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Manufacturing capacity outside of China
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,311,787)	$ (13,865,090)	$ (13,782,908)	$ (12,395,153)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,607,564	13,362,890	18,645,892	25,907,039
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,793,621	(60,534,831)	73,338,316	118,265,198
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,520,801	(26,224,283)	15,596,903	20,449,558
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,729,791)	(5,061,001)	(3,880,508)	(3,189,878)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,380,090	3,843,543	5,249,657	6,629,115
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,927,600	(19,793,194)	23,214,310	36,946,829
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,330,123	(7,053,985)	4,178,285	5,682,901
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 1,073,011	$ 0	$ 0